Investments in associates (Tables)	3 Months Ended
Jan. 31, 2020
Investments accounted for using equity method [abstract]
Significant Investments in Associates
The Bank had significant investments in the following associates:

					As at
					January 31 2020	October 31 2019
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Thanachart Bank Public Company Limited (2)	Thailand	Banking	49.00%	–	$–	$3,554
Canadian Tire’s Financial Services business (CTFS) (3)	Canada	Financial Services	20.00%	December 31, 2019	534	529
Bank of Xi’an Co. Ltd. (4)	China	Banking	17.99%	December 31, 2019	855	815
Maduro & Curiel’s Bank N.V. (5)	Curacao	Banking	48.10%	December 31, 2019	330	327
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)	On December 3, 2019, the Bank completed the sale to reduce its interest in Thanachart Bank Public Company Limited. Refer to Note 21 - Divestitures.
(3)
Under the agreement Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest within the next 10 years at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After 10 years, for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(4)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $1,056 (October 31, 2019 - $1,021).
(5)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of January 31, 2020, these reserves amounted to $61 (October 31, 2019 – $61).